                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                            MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: June 30
-------------------------------------------------------------------------------

                  Date of reporting period: December 31, 2004
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Institutional Trust


SEMIANNUAL REPORT 12/31/04

MFS(R) INSTITUTIONAL
LARGE CAP VALUE FUND

A path for pursuing opportunity

[graphic omitted]
                                                       M F S(R)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

Objective: Seeks capital appreciation and reasonable income.


TABLE OF CONTENTS

------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          4
------------------------------------------------
PERFORMANCE SUMMARY                            5
------------------------------------------------
EXPENSE TABLE                                  7
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       8
------------------------------------------------
FINANCIAL STATEMENTS                          12
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 16
------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                           BACK COVER
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE        BACK COVER
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE OR CREDIT UNION GUARANTEE    NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              Stocks                                     96.6%
              Cash & Other Net Assets                     3.4%

              TOP TEN HOLDINGS

              Bank of America Corp.                       3.8%
              ------------------------------------------------
              Citigroup Inc.                              3.5%
              ------------------------------------------------
              Altria Group Inc.                           2.6%
              ------------------------------------------------
              Goldman Sachs Group Inc.                    2.5%
              ------------------------------------------------
              Fannie Mae                                  2.3%
              ------------------------------------------------
              SunTrust Banks Inc.                         2.3%
              ------------------------------------------------
              MetLife Inc.                                2.2%
              ------------------------------------------------
              Sprint Corp.                                2.2%
              ------------------------------------------------
              ConocoPhillips                              2.1%
              ------------------------------------------------
              Verizon Communications                      1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         28.3%
              ------------------------------------------------
              Energy                                     10.6%
              ------------------------------------------------
              Utilities & Communications                 10.4%
              ------------------------------------------------
              Consumer Staples                           10.3%
              ------------------------------------------------
              Basic Materials                             9.4%
              ------------------------------------------------
              Health Care                                 7.7%
              ------------------------------------------------
              Industrial Goods & Services                 7.3%
              ------------------------------------------------
              Leisure                                     6.5%
              ------------------------------------------------
              Retailing                                   1.9%
              ------------------------------------------------
              Transportation                              1.5%
              ------------------------------------------------
              Special Products & Services                 1.3%
              ------------------------------------------------
              Autos & Housing                             0.8%
              ------------------------------------------------
              Technology                                  0.6%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

Because the fund is designed for investors with long-term goals, we have provided the cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT INSTITUTIONAL.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

-----------------
Average annual
-----------------

                   Inception date     6-mo       1-yr       3-yr       Life*
-------------------------------------------------------------------------------
                       5/1/01          11.63%     15.98%      7.70%      5.23%
-------------------------------------------------------------------------------

Comparative benchmark
-------------------------------------------------------------------------------
Russell 1000 Value Index#              12.08%     16.49%      8.57%      5.65%
-------------------------------------------------------------------------------

-----------------
Cumulative
-----------------

-------------------------------------------------------------------------------
                                       11.63%     15.98%     24.91%     20.59%
-------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, May 1, 2001, through December 31, 2004.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Value Index - measures large-cap U.S. value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of value company securities held by the fund may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. If anticipated events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of value securities may not rise as expected or may fall. Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap stocks tend to be less volatile than stocks of companies with smaller market capitalizations. In exchange for this potentially lower risk, the fund's value may not rise as much as the value of funds that emphasize smaller cap companies.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July, 1, 2004 through December, 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    7/01/04-
                            Ratio       7/01/04        12/31/04       12/31/04
-------------------------------------------------------------------------------
        Actual              0.55%       $1,000          $1,116          $2.93
        -----------------------------------------------------------------------
        Hypothetical        0.55%       $1,000          $1,022          $2.80
-------------------------------------------------------------------------------

 * 5% fund return per year before expenses.

** Expenses paid is equal to the fund's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 12/31/04
-----------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 96.6%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           37,550       $2,085,902
-----------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                          34,310        1,865,092
-----------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       10,970        1,133,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,084,744
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Diageo PLC, ADR                                                                                 10,180         $589,218
-----------------------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 17.3%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            28,135       $1,585,970
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                          106,994        5,027,648
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 96,770        4,662,378
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                      42,992        3,061,460
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     10,940          806,278
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                         35,290        1,376,663
-----------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                      23,360          658,518
-----------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                              27,660        1,588,790
-----------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                            40,860        3,018,737
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                               15,200          944,680
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            $22,731,122
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.7%
-----------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                     48,450       $1,591,098
-----------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              25,600          497,664
-----------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               59,470        2,164,113
-----------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 22,930          637,454
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $4,890,329
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.2%
-----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                         7,330         $510,534
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       31,470        3,274,139
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                   7,550          660,474
-----------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                          44,880        1,396,217
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       16,720          999,354
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $6,840,718
-----------------------------------------------------------------------------------------------------------------------
Business Services - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                            48,380       $1,306,260
-----------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                    9,970          400,694
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,706,954
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 6.0%
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                26,690       $1,321,422
-----------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                   34,620        1,698,111
-----------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    24,610        1,367,086
-----------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                              11,790          230,141
-----------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                            31,350        2,136,816
-----------------------------------------------------------------------------------------------------------------------
Syngenta AG, ADR                                                                                51,600        1,101,660
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $7,855,236
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                             25,340         $531,380
-----------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                            2,610          257,294
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               $788,674
-----------------------------------------------------------------------------------------------------------------------
Construction - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                     27,750       $1,013,708
-----------------------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                            27,830       $1,831,492
-----------------------------------------------------------------------------------------------------------------------

Containers - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                  27,270         $509,404
-----------------------------------------------------------------------------------------------------------------------

Electrical Equipment - 1.8%
-----------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     12,440         $844,552
-----------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                            20,670        1,448,967
-----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                          1,300           46,462
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,339,981
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                              14,800         $576,016
-----------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                              9,110          650,089
-----------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                    43,590        1,884,832
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,110,937
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 6.8%
-----------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                     39,930       $2,331,912
-----------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                  31,740        2,755,984
-----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                               46,080        2,362,061
-----------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                 13,970        1,534,465
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $8,984,422
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 5.9%
-----------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                      98,282       $2,192,671
-----------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                                  26,520        1,034,015
-----------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                     43,160        1,927,526
-----------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                      9,760          638,378
-----------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   14,704          767,549
-----------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                  49,170        1,186,964
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $7,747,103
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                   10,760         $473,117
-----------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                         42,950        1,803,900
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,277,017
-----------------------------------------------------------------------------------------------------------------------
Insurance - 5.8%
-----------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     17,670         $703,973
-----------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                  45,746        2,365,983
-----------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                      7,980          613,662
-----------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                         16,270        1,127,674
-----------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                   70,610        2,860,411
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $7,671,703
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                    18,820         $364,731
-----------------------------------------------------------------------------------------------------------------------

Machinery & Tools - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                     20,620       $1,534,128
-----------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                        3,500          324,380
-----------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                       9,600          387,155
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,245,663
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                      18,240         $630,009
-----------------------------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.2%
-----------------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                                    6,290         $248,140
-----------------------------------------------------------------------------------------------------------------------

Oil Services - 1.4%
-----------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              9,290         $307,592
-----------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                    25,190        1,252,951
-----------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                4,863          325,578
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,886,121
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.2%
-----------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             34,600       $1,614,090
-----------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                  5,420          307,585
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               38,700        2,454,354
-----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                               62,020        1,993,323
-----------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                                12,440          628,718
-----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    16,821          452,317
-----------------------------------------------------------------------------------------------------------------------
Roche Holdings Ltd., ADR                                                                         7,650          880,648
-----------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           26,690        1,136,727
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $9,467,762
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC, ADR                                                                          34,130       $1,266,223
-----------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                     28,890        1,217,425
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,483,648
-----------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                              28,500       $1,348,335
-----------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                              9,490          638,203
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,986,538
-----------------------------------------------------------------------------------------------------------------------
Restaurants - 0.6%
-----------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                25,880         $829,713
-----------------------------------------------------------------------------------------------------------------------

Specialty Chemicals - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                  25,290       $1,466,061
-----------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                    5,730          252,980
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,719,041
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                       63,850       $1,348,512
-----------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  44,680        1,122,808
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,471,320
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         62,704       $1,716,836
-----------------------------------------------------------------------------------------------------------------------

Telephone Services - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   114,690       $2,850,047
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    62,880        2,547,269
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,397,316
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 2.6%
-----------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              56,140       $3,430,154
-----------------------------------------------------------------------------------------------------------------------

Trucking
-----------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                        1,300          $65,130
-----------------------------------------------------------------------------------------------------------------------

Utilities - Electric Power - 4.8%
-----------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                   14,940         $621,952
-----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                        30,280        2,051,167
-----------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                               19,920          531,465
-----------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                    9,350          631,966
-----------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                     8,750          385,612
-----------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                5,760          227,577
-----------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                  2,300          171,925
-----------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                       11,560          615,917
-----------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                            5,100          264,027
-----------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                       12,890          832,178
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $6,333,786
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $97,766,203)                                                                $127,248,670
-----------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.9%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/03/05, total to be received $3,807,695 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                                    $3,807,000       $3,807,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $101,573,203)                                                          $131,055,670
-----------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.5%                                                                           628,699
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $131,684,369
-----------------------------------------------------------------------------------------------------------------------
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/04

ASSETS

Investments, at value (identified cost, $101,573,203)                                    $131,055,670
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                              448
-----------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                               484,162
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                             218,455
-----------------------------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                                            1,140
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $131,759,875
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                             $73,880
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates for management fee                                                        1,626
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                     $75,506
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $131,684,369
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                          $102,237,949
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies                                                      29,482,467
-----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net realized gain on investments                       (35,494)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                                     (553)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $131,684,369
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          12,024,436
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $131,684,369 / 12,024,436 shares of beneficial interest outstanding)                                    $10.95
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 12/31/04

NET INVESTMENT INCOME

-----------------------------------------------------------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $1,443,972
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                      28,579
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                       (12,647)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,459,904
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                              $371,672
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                         2,290
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                    4,681
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                             2,372
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                 26,340
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                       6,787
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                            9
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 17,638
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     2,467
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                 25,607
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $459,863
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                            (842)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                                                 (118,775)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $340,246
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,119,658
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments (identified costs basis)                                                   $3,401,190
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                                          $9,162,612
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                            $12,563,802
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $13,683,460
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED
                                                                                             12/31/04              YEAR ENDED
                                                                                          (UNAUDITED)                 6/30/04
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                      $1,119,658              $2,592,776
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     3,401,190              10,590,282
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   9,162,612              14,609,144
-----------------------------------------------------------------------------------      ------------             -----------
Change in net assets from operations                                                      $13,683,460             $27,792,202
-----------------------------------------------------------------------------------      ------------             -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                              $(2,359,344)            $(2,319,276)
-----------------------------------------------------------------------------------      ------------             -----------
  From net realized gain on investments                                                    (5,102,327)                     --
-----------------------------------------------------------------------------------      ------------             -----------
Total distributions declared to shareholders                                              $(7,461,671)            $(2,319,276)
-----------------------------------------------------------------------------------      ------------             -----------
Change in net assets from fund share transactions                                          $2,614,544            $(37,629,886)
-----------------------------------------------------------------------------------      ------------             -----------
Total change in net assets                                                                 $8,836,333            $(12,156,960)
-----------------------------------------------------------------------------------      ------------             -----------

NET ASSETS

At beginning of period                                                                   $122,848,036            $135,004,996
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in excess of net investment
income of $553 and accumulated undistributed net investment income of $1,239,133)        $131,684,369            $122,848,036
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                      SIX MONTHS                  YEARS ENDED 6/30
                                                           ENDED       --------------------------------------      PERIOD ENDED
                                                        12/31/04           2004           2003           2002          6/30/01*
                                                     (UNAUDITED)
Net asset value, beginning of period                      $10.40          $8.71          $9.20          $9.91            $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                                   $0.10          $0.18          $0.16          $0.16             $0.02
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                            1.11           1.66          (0.51)         (0.82)            (0.11)
----------------------------------------------------     -------        -------         ------         ------            ------
Total from investment operations                           $1.21          $1.84         $(0.35)        $(0.66)           $(0.09)
----------------------------------------------------     -------        -------         ------         ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                $(0.21)        $(0.15)        $(0.14)        $(0.05)              $--
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
and foreign currency transactions                          (0.45)            --             --             --                --
----------------------------------------------------     -------        -------         ------         ------            ------
Total distributions declared to shareholders              $(0.66)        $(0.15)        $(0.14)        $(0.05)              $--
----------------------------------------------------     -------        -------         ------         ------            ------
Net asset value, end of period                            $10.95         $10.40          $8.71          $9.20             $9.91
----------------------------------------------------     -------        -------         ------         ------            ------
Total return (%)&                                          11.63++        21.23          (3.69)         (6.64)            (0.90)++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  0.55+          0.55           0.55           0.55              0.55+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       1.81+          1.81           2.05           1.64              1.73+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover(%)                                         20             69             68             60                11
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $131,684       $122,848       $135,005        $69,242           $12,018
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all the fund's operating expenses, exclusive of management and certain other fees and expenses. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund of its proportional share of Independent Chief Compliance Officer services paid to
    Tarantino LLC. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                               $0.09          $0.16          $0.15          $0.14            $(0.03)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                  0.74+          0.71           0.76           0.77              4.88+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                1.62+          1.65           1.84           1.42             (2.60)+
-------------------------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, May 1, 2001, through June 30, 2001.
 + Annualized
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Institutional Large Cap Value Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended December 31, 2004, the fund's custodian fees were reduced by $416 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended December 31, 2004, the fund's miscellaneous expenses were reduced by $426 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and capital losses.

The tax character of distributions declared for the years ended June 30, 2004 and June 30, 2003 was as follows:

                                               6/30/04         6/30/03
           Distributions declared from:
           -------------------------------------------------------------
           Ordinary income                  $2,319,276      $1,222,177
           -------------------------------------------------------------

As of June 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income           $2,510,144
              --------------------------------------------------
              Undistributed long-term capital gain     2,051,167
              --------------------------------------------------
              Unrealized appreciation                 18,663,320
              --------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended December 31, 2004 were an effective rate of 0.55% of average daily net assets on an annualized basis. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management and certain other fees and expenses. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $1,140, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                           0.01120%
              --------------------------------------------------
              Next $2.5 billion                          0.00832%
              --------------------------------------------------
              Next $2.5 billion                          0.00032%
              --------------------------------------------------
              In excess of $7 billion                    0.00000%
              --------------------------------------------------

For the six months ended December 31, 2004, the fund paid MFS $2,372, equivalent to 0.0038% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $4,646 for the six months ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $3 for the six months ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $24,604,761 and $30,522,595, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

              Aggregate cost                        $103,229,738
              --------------------------------------------------
              Gross unrealized appreciation          $28,065,611
              --------------------------------------------------
              Gross unrealized depreciation             (239,679)
              --------------------------------------------------
              Net unrealized appreciation
              (depreciation)                         $27,825,932
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                          Six months ended 12/31/04           Year ended 6/30/04
                                                           SHARES          AMOUNT          SHARES          AMOUNT

Shares sold                                                1,142,469      $12,134,488      4,222,755      $40,509,575
---------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
of distributions                                             680,189        7,461,672        227,047        2,265,931
---------------------------------------------------------------------------------------------------------------------
Shares reacquired                                         (1,615,289)     (16,981,616)    (8,135,334)     (80,405,392)
---------------------------------------------------------------------------------------------------------------------
Net change                                                   207,369       $2,614,544     (3,685,532)    $(37,629,886)
---------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended December 31, 2004 was $359, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended December 31, 2004.

(7) SIGNIFICANT SHAREHOLDERS

Five shareholders hold more than 10% of the outstanding voting shares of the fund, comprising 79.63% of the outstanding shares at December 31, 2004.

(8) REDEMPTION IN-KIND

On October 8, 2004, the fund paid redemption proceeds by a distribution in-kind of portfolio securities that were valued at $7,539,088. The redeeming shareholder received a pro rata share of each of the securities held by the fund. The sale of such securities generated a realized gain of $672,490 for the fund.

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C)2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                            ILV-SEM-02/05

MFS(R) Institutional Trust

SEMIANNUAL REPORT 12/31/04

MFS(R) INSTITUTIONAL INTERNATIONAL
RESEARCH EQUITY FUND

[graphic omitted]

A path for pursuing opportunity

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
EXPENSE TABLE                                      7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           8
----------------------------------------------------
FINANCIAL STATEMENTS                              12
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                               BACK COVER
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE            BACK COVER
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

Stocks                        102.9%
Cash & Other Net Assets        -2.9%

TOP TEN HOLDINGS

Vodafone Group PLC                                                        2.5%
------------------------------------------------------------------------------
Seiko Epson Corp.                                                         2.4%
------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                          2.2%
------------------------------------------------------------------------------
Suez S.A.                                                                 2.2%
------------------------------------------------------------------------------
Roche Holdings AG                                                         2.1%
------------------------------------------------------------------------------
BP PLC                                                                    2.0%
------------------------------------------------------------------------------
SOFTBANK Corp.                                                            1.9%
------------------------------------------------------------------------------
UBS AG                                                                    1.9%
------------------------------------------------------------------------------
TOTAL S.A.                                                                1.9%
------------------------------------------------------------------------------
AXA S.A.                                                                  1.8%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       28.9%
------------------------------------------------------------------------------
Utilities & Communications                                               13.5%
------------------------------------------------------------------------------
Health Care                                                               8.6%
------------------------------------------------------------------------------
Energy                                                                    8.0%
------------------------------------------------------------------------------
Consumer Staples                                                          6.8%
------------------------------------------------------------------------------
Autos & Housing                                                           6.6%
------------------------------------------------------------------------------
Technology                                                                6.5%
------------------------------------------------------------------------------
Leisure                                                                   5.8%
------------------------------------------------------------------------------
Industrial Goods & Services                                               5.7%
------------------------------------------------------------------------------
Basic Materials                                                           5.6%
------------------------------------------------------------------------------
Retailing                                                                 3.6%
------------------------------------------------------------------------------
Special Products & Services                                               2.4%
------------------------------------------------------------------------------
Transportation                                                            0.9%
------------------------------------------------------------------------------

TOP COUNTRIES

Japan                                                                    24.5%
------------------------------------------------------------------------------
Great Britain                                                            21.2%
------------------------------------------------------------------------------
France                                                                   12.1%
------------------------------------------------------------------------------
Switzerland                                                               6.9%
------------------------------------------------------------------------------
Germany                                                                   4.4%
------------------------------------------------------------------------------
South Korea                                                               4.0%
------------------------------------------------------------------------------
Mexico                                                                    3.6%
------------------------------------------------------------------------------
Sweden                                                                    3.4%
------------------------------------------------------------------------------
Brazil                                                                    2.7%
------------------------------------------------------------------------------
Other                                                                    17.2%
------------------------------------------------------------------------------

*"Stocks" exceeded 100% and "Cash & Other Net Assets" are shown as a negative percentage due to the fund's recording of its annual distribution as "distributions payable" and the timing of the sale of portfolio securities to cover that payable.

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

Because the fund is designed for investors with long-term goals, we have provided the cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT INSTITUTIONAL.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH, SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------
Average annual
--------------

                       Inception date       6-mo        1-yr       Life*
--------------------------------------------------------------------------------
                          7/16/02            14.78%      20.41%      20.07%
--------------------------------------------------------------------------------

Comparative benchmark
--------------------------------------------------------------------------------
Morgan Stanley Capital International
(MSCI) EAFE Index#                           15.10%      20.70%      21.27%
--------------------------------------------------------------------------------

--------------
  Cumulative
--------------

--------------------------------------------------------------------------------
                                             14.78%      20.41%      56.89%
--------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, July 16, 2002, through December 31, 2004. Index information is from August 1, 2002.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

The portfolio may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

--------------------------------------------------------------------------------
EXPENSE TABLE
--------------------------------------------------------------------------------

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July, 1, 2004 through December, 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.85%      $1,000         $1,148          $4.60
          ----------------------------------------------------------------------
          Hypothetical*    0.85%      $1,000         $1,021          $4.33
--------------------------------------------------------------------------------
 * 5% fund return per year before expenses.
** Expenses paid is equal to the fund's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 102.9%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES          $ VALUE
------------------------------------------------------------------------------------------------
Airlines - 0.9%
------------------------------------------------------------------------------------------------
Air China Ltd.*                                                      1,152,000          $444,616
------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                              194,300           699,173
------------------------------------------------------------------------------------------------
                                                                                      $1,143,789
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.7%
------------------------------------------------------------------------------------------------
Diageo PLC                                                             144,450        $2,057,018
------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.7%
------------------------------------------------------------------------------------------------
Burberry Group PLC                                                     115,280          $885,993
------------------------------------------------------------------------------------------------

Automotive - 3.4%
------------------------------------------------------------------------------------------------
Aisin Seiki Co. Ltd.                                                    24,000          $605,984
------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                             27,060         1,216,872
------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin                          15,480           989,464
------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.                                                20,130         1,273,326
------------------------------------------------------------------------------------------------
                                                                                      $4,085,646
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 22.2%
------------------------------------------------------------------------------------------------
Aiful Corp.                                                             17,100        $1,875,135
------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                              55,015         1,328,652
------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.                                    94,960         1,678,534
------------------------------------------------------------------------------------------------
Barclays PLC                                                           144,460         1,622,471
------------------------------------------------------------------------------------------------
BNP Paribas                                                             26,410         1,906,665
------------------------------------------------------------------------------------------------
Credit Agricole S.A.                                                    55,339         1,664,038
------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                105,000         1,035,338
------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                          45,370           758,953
------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                          28,730         1,529,351
------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.                                  355,410           653,939
------------------------------------------------------------------------------------------------
Hana Bank                                                               23,970           597,398
------------------------------------------------------------------------------------------------
HDFC Bank Ltd., ADR                                                      8,650           392,364
------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                     106         1,072,634
------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                      26,870         1,639,070
------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                          98,550           907,182
------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                        79,415         2,666,664
------------------------------------------------------------------------------------------------
Takefuji Corp.                                                          30,400         2,049,837
------------------------------------------------------------------------------------------------
UBS AG                                                                  26,769         2,236,516
------------------------------------------------------------------------------------------------
UFJ Holdings, Inc.                                                         172         1,039,280
------------------------------------------------------------------------------------------------
                                                                                     $26,654,021
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                26,390        $1,596,595
------------------------------------------------------------------------------------------------
News Corp., Inc., "B"                                                    1,070            20,494
------------------------------------------------------------------------------------------------
                                                                                      $1,617,089
------------------------------------------------------------------------------------------------
Business Services - 2.4%
------------------------------------------------------------------------------------------------
Manpower, Inc.                                                          13,120          $633,696
------------------------------------------------------------------------------------------------
SOFTBANK CORP.                                                          46,100         2,238,278
------------------------------------------------------------------------------------------------
                                                                                      $2,871,974
------------------------------------------------------------------------------------------------

Chemicals - 0.9%
------------------------------------------------------------------------------------------------
Syngenta AG                                                              9,810        $1,038,377
------------------------------------------------------------------------------------------------

Construction - 3.2%
------------------------------------------------------------------------------------------------
Italcementi S.p.A.                                                      30,320          $346,207
------------------------------------------------------------------------------------------------
Italcementi S.p.A. - Ordinary                                           18,250           292,927
------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                              265,000         1,931,258
------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                            181,570         1,289,122
------------------------------------------------------------------------------------------------
                                                                                      $3,859,514
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.6%
------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                   61,870        $1,866,451
------------------------------------------------------------------------------------------------

Electronics - 6.5%
------------------------------------------------------------------------------------------------
CANON, Inc.                                                             35,000        $1,883,240
------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd.                                                  7,900           977,748
------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                             4,600         2,001,835
------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                       65,400         2,901,717
------------------------------------------------------------------------------------------------
                                                                                      $7,764,540
------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
------------------------------------------------------------------------------------------------
EnCana Corp.*                                                           20,520        $1,169,494
------------------------------------------------------------------------------------------------

Energy - Integrated - 6.2%
------------------------------------------------------------------------------------------------
BP PLC, ADR                                                             41,980        $2,451,632
------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                     1,818,000           742,590
------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt., GDR+                                   11,920           858,240
------------------------------------------------------------------------------------------------
Statoil A.S.A                                                           74,000         1,155,214
------------------------------------------------------------------------------------------------
TOTAL S.A.                                                              10,220         2,224,568
------------------------------------------------------------------------------------------------
                                                                                      $7,432,244
------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
------------------------------------------------------------------------------------------------
Lawson, Inc.                                                            17,300          $636,283
------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.3%
------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.*                                          998,000          $783,198
------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                         13,310           101,143
------------------------------------------------------------------------------------------------
Nestle S.A.                                                              7,027         1,831,792
------------------------------------------------------------------------------------------------
                                                                                      $2,716,133
------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.0%
------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                              31,540        $1,189,058
------------------------------------------------------------------------------------------------

Gaming & Lodging
------------------------------------------------------------------------------------------------
Star Cruises Ltd.                                                      181,000           $41,630
------------------------------------------------------------------------------------------------

Insurance - 4.6%
------------------------------------------------------------------------------------------------
Aviva PLC                                                              166,273        $2,001,304
------------------------------------------------------------------------------------------------
AXA                                                                     88,830         2,187,421
------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.                                    57,660         1,299,591
------------------------------------------------------------------------------------------------
                                                                                      $5,488,316
------------------------------------------------------------------------------------------------
Leisure & Toys - 1.7%
------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                       16,200        $2,028,645
------------------------------------------------------------------------------------------------

Machinery & Tools - 5.7%
------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                     30,380        $1,368,633
------------------------------------------------------------------------------------------------
Hyundai Mobis                                                           23,220         1,469,194
------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                      434,000         1,908,713
------------------------------------------------------------------------------------------------
Sandvik AB                                                              51,390         2,068,194
------------------------------------------------------------------------------------------------
                                                                                      $6,814,734
------------------------------------------------------------------------------------------------
Medical Equipment - 0.6%
------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                           6,190          $691,544
------------------------------------------------------------------------------------------------

Metals & Mining - 2.4%
------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                      9,500          $336,021
------------------------------------------------------------------------------------------------
Anglo American PLC                                                      54,450         1,285,702
------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                         42,360         1,228,864
------------------------------------------------------------------------------------------------
                                                                                      $2,850,587
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.6%
------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                     467,000        $1,908,441
------------------------------------------------------------------------------------------------

Oil Services - 0.8%
------------------------------------------------------------------------------------------------
Thai Oil PLC*                                                          781,000        $1,024,618
------------------------------------------------------------------------------------------------

Pharmaceuticals - 8.0%
------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                         56,420        $2,042,663
------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                          71,500         1,178,506
------------------------------------------------------------------------------------------------
Roche Holdings AG                                                       21,940         2,516,492
------------------------------------------------------------------------------------------------
Sanofi-Aventis                                                          21,210         1,689,262
------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                136,000         1,397,383
------------------------------------------------------------------------------------------------
Yamanouchi Pharma Ltd.                                                  19,600           760,924
------------------------------------------------------------------------------------------------
                                                                                      $9,585,230
------------------------------------------------------------------------------------------------
Printing & Publishing - 2.8%
------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                      128,870        $1,186,798
------------------------------------------------------------------------------------------------
Yell Group PLC                                                         253,880         2,140,981
------------------------------------------------------------------------------------------------
                                                                                      $3,327,779
------------------------------------------------------------------------------------------------
Real Estate - 2.1%
------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG*                                            26,730        $1,104,276
------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                       81,900         1,437,583
------------------------------------------------------------------------------------------------
                                                                                      $2,541,859
------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                   113,000        $1,242,423
------------------------------------------------------------------------------------------------
Kaneka Corp.                                                            24,000           270,883
------------------------------------------------------------------------------------------------
                                                                                      $1,513,306
------------------------------------------------------------------------------------------------
Specialty Stores - 2.4%
------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                    88,000          $532,098
------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                              77,960           723,859
------------------------------------------------------------------------------------------------
Kingfisher PLC                                                         267,156         1,586,017
------------------------------------------------------------------------------------------------
                                                                                      $2,841,974
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.6%
------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                         25,030        $1,310,321
------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                   1,094,110         2,961,973
------------------------------------------------------------------------------------------------
                                                                                      $4,272,294
------------------------------------------------------------------------------------------------

Telephone Services - 6.1%
------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                  21,380          $815,647
------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                     94,960         2,141,579
------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                  221,982           689,405
------------------------------------------------------------------------------------------------
Royal KPN N.V.                                                         220,830         2,090,808
------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                      794,720         1,158,399
------------------------------------------------------------------------------------------------
ZTE Corp.*                                                             115,800           374,678
------------------------------------------------------------------------------------------------
                                                                                      $7,270,516
------------------------------------------------------------------------------------------------
Tobacco - 1.2%
------------------------------------------------------------------------------------------------
Altadis S.A.                                                            17,560          $801,555
------------------------------------------------------------------------------------------------
Swedish Match AB                                                        57,900           669,495
------------------------------------------------------------------------------------------------
                                                                                      $1,471,050
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.2%
------------------------------------------------------------------------------------------------
Suez S.A.                                                               97,330        $2,586,572
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $99,086,359)                                         $123,246,719
------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.5%
------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/03/05,
total to be received $1,814,331 (secured by various
U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                    $1,814,000        $1,814,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $100,900,359)                                   $125,060,719
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.4)%                                               (5,224,239)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $119,836,480
------------------------------------------------------------------------------------------------
* Non-income producing security.
+ Restricted security.
ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/04

ASSETS

Investments, at value (identified cost, $100,900,359)            $125,060,719
-------------------------------------------------------------------------------------------------------
Cash                                                                      167
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                     1,574,841
-------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     6,431,185
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     134,850
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $133,201,762
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                     $100
-------------------------------------------------------------------------------------------------------
Distributions payable                                              12,672,889
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     600,833
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                        2,361
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                              44
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 89,055
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $13,365,282
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $119,836,480
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $94,206,750
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets
and liabilities in foreign currencies                              24,165,189
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                   1,485,051
-------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                                (20,510)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $119,836,480
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     8,619,159
-------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $119,836,480 / 8,619,159 shares of
beneficial interest outstanding)                                                                 $13.90
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 12/31/04

NET INVESTMENT INCOME

-------------------------------------------------------------------------------------------------------
Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                           $697,562
-------------------------------------------------------------------------------------------------------
  Interest                                                              16,546
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (67,343)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                        $646,765
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                      $408,451
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 1,332
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            4,130
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                     2,031
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                         66,219
-------------------------------------------------------------------------------------------------------
  Printing                                                               8,652
-------------------------------------------------------------------------------------------------------
  Postage                                                                   13
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         19,012
-------------------------------------------------------------------------------------------------------
  Legal fees                                                             2,628
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                         23,737
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                 $536,205
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (434)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (73,037)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                   $462,734
-------------------------------------------------------------------------------------------------------
Net investment income                                                                          $184,031
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                           $3,454,329
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (16,052)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                 $3,438,277
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                      $12,135,169
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies            3,034
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $12,138,203
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $15,576,480
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $15,760,511
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED
                                                                     12/31/04                YEAR ENDED
                                                                  (UNAUDITED)                   6/30/04

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                                $184,031                $1,339,181
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               3,438,277                12,649,883
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               12,138,203                 6,717,933
---------------------------------------------------------------  ------------               -----------
Change in net assets from operations                              $15,760,511               $20,706,997
---------------------------------------------------------------  ------------               -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                      $(1,348,685)                $(680,541)
-------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  rrency transactions                                             (11,458,136)                 (462,214)
---------------------------------------------------------------  ------------               -----------
Total distributions declared to shareholders                     $(12,806,821)              $(1,142,755)
---------------------------------------------------------------  ------------               -----------
Change in net assets from fund share transactions                 $13,025,643               $25,035,318
---------------------------------------------------------------  ------------               -----------
Total change in net assets                                        $15,979,333               $44,599,560
---------------------------------------------------------------  ------------               -----------

NET ASSETS

At beginning of period                                           $103,857,147               $59,257,587
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $20,510 and accumulated
undistributed net investment income of $1,144,144)               $119,836,480              $103,857,147
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                              SIX MONTHS
                                                                 ENDED               YEAR ENDED              PERIOD ENDED
                                                               12/31/04               6/30/04                  6/30/03*
                                                             (UNAUDITED)

Net asset value, beginning of period                          $13.46                   $10.43                   $10.00
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                     $0.02                    $0.20                    $0.14
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                              1.97                     3.00                     0.31
----------------------------------------------------------  --------                   ------                   ------
Total from investment operations                               $1.99                    $3.20                    $0.45
----------------------------------------------------------  --------                   ------                   ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $(0.16)                  $(0.10)                  $(0.02)
----------------------------------------------------------  --------                   ------                   ------
  From net realized gain on investments and foreign
  currency transactions                                        (1.39)                   (0.07)                      --
----------------------------------------------------------  --------                   ------                   ------
Total distributions declared to shareholders                   (1.55)                   (0.17)                   (0.02)
----------------------------------------------------------  --------                   ------                   ------
Net asset value, end of period                                $13.90                   $13.46                   $10.43
----------------------------------------------------------  --------                   ------                   ------
Total return (%)&                                              14.78++                  30.82                     4.49++
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                      0.85+                    0.85                     0.85+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.34+                    1.61                     1.55+
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                48                      109                       97
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                   $119,836                 $103,857                  $59,258
----------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and certain other fees and expenses in excess of 0.10% of average daily net assets. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, net investment income per share and the ratios would have been:

Net investment income                                          $0.01                    $0.18                    $0.12
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                      0.98+                    1.03                     1.11+
----------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.21+                    1.43                     1.29+
----------------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Research Equity Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended December 31, 2004, the fund's custodian fees were reduced by $387 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended December 31, 2004, the fund's miscellaneous expenses were reduced by $47 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions.

The tax character of distributions declared for the years ended June 30, 2004 and June 30, 2003 was as follows:

                                                       6/30/04        6/30/03*

Distributions declared from:
--------------------------------------------------------------------------------
Ordinary income                                       $950,444         $76,133
--------------------------------------------------------------------------------
Long-term capital gain                                 192,311              --
--------------------------------------------------------------------------------
Total distributions declared                        $1,142,755         $76,133
--------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2003.

As of June 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income          $5,811,156
              --------------------------------------------------
              Undistributed long-term capital gain    5,077,026
              --------------------------------------------------
              Unrealized appreciation (depreciation) 11,794,616
              --------------------------------------------------
              Other temporary differences                (6,758)
              --------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management and certain other fees and expenses such that the fund's other expenses do not exceed 0.10% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended December 31, 2004, the fund paid MFS $2,031, equivalent to 0.0037% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $4,107 for the six months ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $43 for the six months ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $56,879,750 and $50,990,779, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                   $101,132,729
       -------------------------------------------------------------
       Gross unrealized appreciation                     $24,558,995
       -------------------------------------------------------------
       Gross unrealized depreciation                        (631,005)
       -------------------------------------------------------------
       Net unrealized appreciation (depreciation)        $23,927,990
       -------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                       Six months ended 12/31/04             Year ended 6/30/04
                                       SHARES            AMOUNT           SHARES            AMOUNT

Shares sold                             1,143,489       $16,327,243        2,253,582       $27,919,864
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               9,608           133,932               --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (249,010)       (3,435,532)        (218,064)       (2,884,546)
---------------------------------------------------------------------------------------------------------
Net change                                904,087       $13,025,643        2,035,518       $25,035,318
---------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended December 31, 2004 was $311, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended December 31, 2004.

(7) RESTRICTED SECURITIES

At December 31, 2004, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.7% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                              DATE OF      SHARE/PRINCIPAL
DESCRIPTION                               ACQUISITION               AMOUNT                 COST               VALUE

MOL Magyar Olaj-es Gazipari Rt., GDR          4/02/04               11,920             $438,731            $858,240
---------------------------------------------------------------------------------------------------------------------

(8) SIGNIFICANT SHAREHOLDERS

One shareholder holds more than 10% of the outstanding voting shares of the fund, comprising 99.79% of the outstanding shares at December 31, 2004.

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                   IRE-SEM-02/05

MFS(R) Institutional Trust

SEMIANNUAL REPORT 12/31/04

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

[graphic omitted]

A path for pursuing opportunity

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
EXPENSE TABLE                                      7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           8
----------------------------------------------------
FINANCIAL STATEMENTS                              12
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                               BACK COVER
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE            BACK COVER
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

Stocks                         95.4%
Cash & Other Net Assets         4.6%

TOP TEN HOLDINGS

Reckitt Benckiser PLC                                                     3.8%
------------------------------------------------------------------------------
L'Air Liquide S.A.                                                        2.5%
------------------------------------------------------------------------------
Vodafone Group PLC                                                        2.4%
------------------------------------------------------------------------------
Roche Holdings AG                                                         2.3%
------------------------------------------------------------------------------
Telefonica S.A.                                                           2.3%
------------------------------------------------------------------------------
UBS AG                                                                    2.3%
------------------------------------------------------------------------------
Sanvik AB                                                                 2.2%
------------------------------------------------------------------------------
Schneider Electric S.A.                                                   2.1%
------------------------------------------------------------------------------
Kingfisher PLC                                                            2.1%
------------------------------------------------------------------------------
TOTAL S.A.                                                                2.1%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       21.3%
------------------------------------------------------------------------------
Utilities & Communications                                               12.9%
------------------------------------------------------------------------------
Health Care                                                               9.8%
------------------------------------------------------------------------------
Technology                                                                7.9%
------------------------------------------------------------------------------
Industrial Goods & Services                                               7.4%
------------------------------------------------------------------------------
Leisure                                                                   7.0%
------------------------------------------------------------------------------
Retailing                                                                 6.5%
------------------------------------------------------------------------------
Consumer Staples                                                          5.6%
------------------------------------------------------------------------------
Basic Materials                                                           5.3%
------------------------------------------------------------------------------
Autos & Housing                                                           5.0%
------------------------------------------------------------------------------
Energy                                                                    4.6%
------------------------------------------------------------------------------
Transportation                                                            1.3%
------------------------------------------------------------------------------
Special Products & Services                                               0.8%
------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

Great Britain                                                            19.1%
------------------------------------------------------------------------------
Japan                                                                    17.8%
------------------------------------------------------------------------------
France                                                                   14.2%
------------------------------------------------------------------------------
Switzerland                                                               7.5%
------------------------------------------------------------------------------
Sweden                                                                    7.3%
------------------------------------------------------------------------------
Spain                                                                     5.0%
------------------------------------------------------------------------------
Germany                                                                   3.9%
------------------------------------------------------------------------------
Canada                                                                    3.4%
------------------------------------------------------------------------------
Singapore                                                                 2.5%
------------------------------------------------------------------------------
Other                                                                    19.3%
------------------------------------------------------------------------------

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

Because the fund is designed for investors with long-term goals, we have provided cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT INSTITUTIONAL.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------
Average annual
--------------

                Inception date    6-mo     1-yr     3-yr     5-yr     Life*
--------------------------------------------------------------------------------
                     1/30/96       13.29%   18.86%   13.31%    3.30%     9.59%
--------------------------------------------------------------------------------

Comparative benchmark
--------------------------------------------------------------------------------
MSCI EAFE Index#                   15.10%   20.70%   12.31%   -0.80%     5.34%
--------------------------------------------------------------------------------

--------------
  Cumulative
--------------

--------------------------------------------------------------------------------
                                   13.29%   18.86%   45.49%   17.64%   126.30%
--------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, January 30, 1996, through December 31, 2004. Index information is from February 1, 1996.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI EAFE (Europe, Australasia, Far East) Index - a free float-adjusted market-capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

Growth companies risk is the risk that the prices of growth company securities held by the portfolio, which are the portfolio's principal investment focus, will fall to a greater extent than the overall equity markets due to changing economic, political or market conditions.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July, 1, 2004 through December, 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
Actual                     0.75%      $1,000         $1,133          $4.03
--------------------------------------------------------------------------------
Hypothetical*              0.75%      $1,000         $1,021          $3.82
--------------------------------------------------------------------------------
 * 5% fund return per year before expenses.
** Expenses paid is equal to the fund's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 95.4%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES          $ VALUE
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.5%
------------------------------------------------------------------------------------------------
Diageo PLC                                                             786,988       $11,206,981
------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.9%
------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                               1,461,000        $6,823,449
------------------------------------------------------------------------------------------------

Automotive - 3.9%
------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG^                                           233,440       $10,497,654
------------------------------------------------------------------------------------------------
Bridgestone Corp.^                                                     380,000         7,542,690
------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                     253,100        10,269,297
------------------------------------------------------------------------------------------------
                                                                                     $28,309,641
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 15.4%
------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                  655,510       $11,586,939
------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                  391,818        11,781,927
------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                616,000         6,073,985
------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                         458,840         7,675,508
------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                         254,830        13,565,069
------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                             312,840         5,847,635
------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                     162,350         9,903,350
------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                         473,200         4,355,947
------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                       317,345        10,656,080
------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.^                                                   1,504,000        10,214,469
------------------------------------------------------------------------------------------------
UBS AG                                                                 198,497        16,584,174
------------------------------------------------------------------------------------------------
United Overseas Bank Ltd.                                              449,001         3,794,839
------------------------------------------------------------------------------------------------
                                                                                    $112,039,922
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.8%
------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                               144,140        $8,720,470
------------------------------------------------------------------------------------------------
Societe Television Francaise 1^                                        105,225         3,413,527
------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                         59,500           967,400
------------------------------------------------------------------------------------------------
                                                                                     $13,101,397
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.1%
------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                         1,357,210        $8,343,445
------------------------------------------------------------------------------------------------

Chemicals - 0.5%
------------------------------------------------------------------------------------------------
Syngenta AG                                                             35,265        $3,732,760
------------------------------------------------------------------------------------------------

Computer Software - 0.6%
------------------------------------------------------------------------------------------------
Business Objects S.A.^*                                                168,010        $4,228,241
------------------------------------------------------------------------------------------------

Construction - 1.1%
------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                            1,071,000        $7,805,196
------------------------------------------------------------------------------------------------

Consumer Goods & Services - 3.8%
------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                  908,590       $27,409,707
------------------------------------------------------------------------------------------------

Electrical Equipment - 3.5%
------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                      185,500       $10,143,615
------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                               223,985        15,533,445
------------------------------------------------------------------------------------------------
                                                                                     $25,677,060
------------------------------------------------------------------------------------------------

Electronics - 5.6%
------------------------------------------------------------------------------------------------
CANON, Inc.^                                                           282,000       $15,173,534
------------------------------------------------------------------------------------------------
Kyocera Corp.                                                          101,400         7,784,442
------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                          126,800         7,069,462
------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                            25,190        10,962,225
------------------------------------------------------------------------------------------------
                                                                                     $40,989,663
------------------------------------------------------------------------------------------------
Energy - Independent - 2.1%
------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                           8,094,000        $4,347,414
------------------------------------------------------------------------------------------------
EnCana Corp.*                                                          188,120        10,721,500
------------------------------------------------------------------------------------------------
                                                                                     $15,068,914
------------------------------------------------------------------------------------------------
Energy - Integrated - 2.5%
------------------------------------------------------------------------------------------------
BG Group PLC                                                           453,410        $3,076,281
------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                             69,950        15,225,883
------------------------------------------------------------------------------------------------
                                                                                     $18,302,164
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
------------------------------------------------------------------------------------------------
Groupe Danone^                                                          25,400        $2,337,772
------------------------------------------------------------------------------------------------

Forest & Paper Products - 0.5%
------------------------------------------------------------------------------------------------
Bunzl PLC                                                              422,890        $3,521,672
------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.8%
------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                       1,210,630       $13,086,462
------------------------------------------------------------------------------------------------

Insurance - 4.8%
------------------------------------------------------------------------------------------------
AXA^                                                                   596,450       $14,687,464
------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.^                                              752,943         9,031,748
------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.P.A.^                                  508,820        11,468,230
------------------------------------------------------------------------------------------------
                                                                                     $35,187,442
------------------------------------------------------------------------------------------------
Leisure & Toys - 1.8%
------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                      103,000       $12,898,176
------------------------------------------------------------------------------------------------

Machinery & Tools - 3.9%
------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                   283,460       $12,770,002
------------------------------------------------------------------------------------------------
Sandvik AB^                                                            394,770        15,887,548
------------------------------------------------------------------------------------------------
                                                                                     $28,657,550
------------------------------------------------------------------------------------------------
Medical Equipment - 1.2%
------------------------------------------------------------------------------------------------
Straumann Holding AG                                                    17,740        $3,668,469
------------------------------------------------------------------------------------------------
Synthes, Inc.                                                           44,910         5,017,327
------------------------------------------------------------------------------------------------
                                                                                      $8,685,796
------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                        208,500        $6,048,585
------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 1.4%
------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                  2,490,000       $10,175,626
------------------------------------------------------------------------------------------------

Pharmaceuticals - 8.6%
------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                        287,550       $10,410,631
------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.^                                        530,530         8,744,518
------------------------------------------------------------------------------------------------
Novartis AG                                                            171,750         8,623,242
------------------------------------------------------------------------------------------------
Roche Holdings AG                                                      146,950        16,854,988
------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                        102,190         8,138,880
------------------------------------------------------------------------------------------------
Schering AG                                                            134,080         9,990,438
------------------------------------------------------------------------------------------------
                                                                                     $62,762,697
------------------------------------------------------------------------------------------------
Printing & Publishing - 1.6%
------------------------------------------------------------------------------------------------
Reed Elsevier N.V.                                                     521,570        $7,085,858
------------------------------------------------------------------------------------------------
Yell Group PLC                                                         537,580         4,533,436
------------------------------------------------------------------------------------------------
                                                                                     $11,619,294
------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.3%
------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                          156,893        $9,609,696
------------------------------------------------------------------------------------------------

Special Products & Services - 0.8%
------------------------------------------------------------------------------------------------
Nok Corp.^                                                             186,000        $5,809,389
------------------------------------------------------------------------------------------------

Specialty Chemicals - 3.5%
------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                  197,000        $2,165,994
------------------------------------------------------------------------------------------------
BOC Group PLC                                                          278,630         5,305,514
------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                     97,708        17,998,981
------------------------------------------------------------------------------------------------
                                                                                     $25,470,489
------------------------------------------------------------------------------------------------
Specialty Stores - 5.6%
------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                   821,500        $4,967,258
------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                              350,550        12,186,498
------------------------------------------------------------------------------------------------
Kingfisher PLC                                                       2,603,343        15,455,193
------------------------------------------------------------------------------------------------
NEXT PLC                                                               270,620         8,558,064
------------------------------------------------------------------------------------------------
                                                                                     $41,167,013
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.4%
------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                         36,740        $1,923,339
------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                     6,820,000         6,185,643
------------------------------------------------------------------------------------------------
KDDI Corp.                                                               1,141         6,128,261
------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                   6,472,725        17,522,954
------------------------------------------------------------------------------------------------
                                                                                     $31,760,197
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.7%
------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"*                                                 3,839,780       $12,224,191
------------------------------------------------------------------------------------------------

Telephone Services - 4.6%
------------------------------------------------------------------------------------------------
BCE, Inc.*                                                             186,787        $4,501,004
------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                 111,260         4,244,569
------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                    5,547,360         8,085,936
------------------------------------------------------------------------------------------------
Telefonica S.A.                                                        893,700        16,777,756
------------------------------------------------------------------------------------------------
                                                                                     $33,609,265
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.5%
------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                        315,250        $7,985,012
------------------------------------------------------------------------------------------------
Veolia Environment^                                                    277,590        10,012,762
------------------------------------------------------------------------------------------------
                                                                                     $17,997,774
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $572,035,597)                                        $695,667,626
------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 22.7%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES           $ VALUE
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                        165,630,432      $165,630,432
------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.8%
------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/03/05, total to be received
$27,759,065 (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded account), at
Cost                                                               $27,754,000       $27,754,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $765,420,029)                                   $889,052,058
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (21.9)%                                            (159,938,373)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $729,113,685
------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/04

ASSETS

Investments, at value, including $157,498,029 of securities
on loan (identified cost, $765,420,029)                          $889,052,058
-------------------------------------------------------------------------------------------------------
Cash                                                                      922
-------------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $701,564)                712,228
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                     1,728,000
-------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     4,467,232
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     799,498
-------------------------------------------------------------------------------------------------------
Other assets                                                               72
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $896,760,010
-------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                              $1,219,349
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     524,446
-------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                    256,841
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        165,630,432
-------------------------------------------------------------------------------------------------------
Payable to affiliate for management fee                                15,257
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $167,646,325
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $729,113,685
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $602,218,519
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies       123,650,812
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions                       3,246,075
-------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                                 (1,721)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $729,113,685
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    46,026,664
-------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of
$729,113,685 / 46,026,664 shares of
beneficial interest outstanding)                                                                 $15.84
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 12/31/04

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                         $3,994,508
-------------------------------------------------------------------------------------------------------
  Interest                                                             342,336
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (430,015)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $3,906,829
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                    $2,304,813
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 4,659
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           25,138
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                    11,409
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                        383,017
-------------------------------------------------------------------------------------------------------
  Printing                                                               8,376
-------------------------------------------------------------------------------------------------------
  Postage                                                                1,148
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         20,605
-------------------------------------------------------------------------------------------------------
  Legal fees                                                            10,047
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                         45,488
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $2,814,700
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (1,984)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (507,965)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $2,304,751
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $1,602,078
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) (identified costs basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                          $17,261,601
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        222,413
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $17,484,014
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                      $60,822,231
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           22,105
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $60,844,336
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $78,328,350
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $79,930,428
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                     12/31/04                   6/30/04
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                              $1,602,078                $6,191,440
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              17,484,014                30,309,588
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               60,844,336                51,393,534
---------------------------------------------------------------  ------------              ------------
Change in net assets from operations                              $79,930,428               $87,894,562
---------------------------------------------------------------  ------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(7,234,092)              $(1,588,046)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                             (29,759,205)                       --
---------------------------------------------------------------  ------------              ------------
Total distributions declared to shareholders                     $(36,993,297)              $(1,588,046)
---------------------------------------------------------------  ------------              ------------
Change in net assets from fund share transactions                 $81,189,517              $315,884,459
---------------------------------------------------------------  ------------              ------------
Total change in net assets                                       $124,126,648              $402,190,975
---------------------------------------------------------------  ------------              ------------

NET ASSETS

At beginning of period                                           $604,987,037              $202,796,062
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $1,721 and accumulated undistributed net investment income of $5,630,293,
respectively)                                                    $729,113,685              $604,987,037
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                   SIX MONTHS                                    YEARS ENDED 6/30
                                     ENDED            ----------------------------------------------------------------------
                                    12/31/04             2004            2003            2002            2001           2000
                                   (UNAUDITED)

Net asset value, beginning
of period                          $14.73              $11.61          $11.77          $12.17          $16.38         $12.91
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)            $0.04               $0.21           $0.17           $0.09           $0.10          $0.28
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments
and foreign currency                 1.92                2.97           (0.27)          (0.41)          (2.83)          3.75
---------------------------------  ------              ------          ------          ------          ------         ------
Total from investment
operations                          $1.96               $3.18          $(0.10)         $(0.32)         $(2.73)         $4.03
---------------------------------  ------              ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

From net investment income         $(0.17)             $(0.06)         $(0.06)         $(0.08)         $(0.18)        $(0.07)
----------------------------------------------------------------------------------------------------------------------------
From net realized gain on
investments and foreign
currency transactions               (0.68)                 --              --              --           (1.28)         (0.49)
----------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments and
foreign currency
transactions                           --                  --              --              --           (0.02)            --
---------------------------------  ------              ------          ------          ------          ------         ------
Total distributions declared
to shareholders                    $(0.85)             $(0.06)         $(0.06)         $(0.08)         $(1.48)        $(0.56)
---------------------------------  ------              ------          ------          ------          ------         ------
Net asset value, end of
period                             $15.84              $14.73          $11.61          $11.77          $12.17         $16.38
---------------------------------  ------              ------          ------          ------          ------         ------
Total return (%)&                   13.29++             27.39           (0.82)          (2.50)         (17.46)         31.38
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                           0.75+               0.75            0.78            0.86            0.86           0.85
----------------------------------------------------------------------------------------------------------------------------
Net investment income                0.52+               1.57            1.66            0.79            0.70           1.78
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 27                  53              55              73              65             89
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $729,114            $604,987        $202,796         $68,193         $54,721        $60,925
----------------------------------------------------------------------------------------------------------------------------

(S) Prior to November 1, 2002, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees, in excess of 0.10% of average daily net assets. Effective
    November 1, 2002, the investment adviser has contractually agreed to pay all of the fund's operating expenses, exclusive of management fees. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income               $0.03               $0.19           $0.14           $0.06           $0.06          $0.24
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                           0.91+               0.92            1.04            1.11            1.11           1.12
----------------------------------------------------------------------------------------------------------------------------
Net investment income                0.36+               1.40            1.40            0.54            0.45           1.51
----------------------------------------------------------------------------------------------------------------------------

 + Annualized
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Equity Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividends and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year six months ended December 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended June 30, 2004 and June 30, 2003 was as follows:

                                                       6/30/04         6/30/03

Distributions declared from ordinary income         $1,588,046        $400,352
--------------------------------------------------------------------------------

As of June 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income         $11,017,150
              --------------------------------------------------
              Undistributed long-term capital gain   11,872,830
              --------------------------------------------------
              Unrealized appreciation (depreciation) 61,144,538
              --------------------------------------------------
              Other temporary differences               (76,483)
              --------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management fees. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended December 31, 2004, the fund paid MFS $11,409, equivalent to 0.00371% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $23,060 for the six months ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $304 for the six months ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $189,680,616 and $160,158,326, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                    $767,081,966
      --------------------------------------------------------------
      Gross unrealized appreciation                     $126,926,309
      --------------------------------------------------------------
      Gross unrealized depreciation                       (4,956,217)
      --------------------------------------------------------------
      Net unrealized appreciation (depreciation)        $121,970,092
      --------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                    Six months ended 12/31/04               Year ended 6/30/04
                                    SHARES            AMOUNT             SHARES            AMOUNT

Shares sold                          7,779,613       $119,691,569        29,452,363       $399,381,836
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions        2,252,769         35,773,954            98,007          1,366,220
---------------------------------------------------------------------------------------------------------
Shares reacquired                   (5,075,408)       (74,276,006)       (5,950,233)       (84,863,597)
---------------------------------------------------------------------------------------------------------
Net change                           4,956,974        $81,189,517        23,600,137       $315,884,459
---------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended December 31, 2004 was $2,226, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
--------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
--------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                   IIE-SEM-02/05

MFS(R) Institutional Trust


SEMIANNUAL REPORT 12/31/04

MFS(R) INSTITUTIONAL
LARGE CAP GROWTH FUND

A path for pursuing opportunity

[graphic omitted]
                                                       M F S(R)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          4
------------------------------------------------
PERFORMANCE SUMMARY                            5
------------------------------------------------
EXPENSE TABLE                                  7
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       8
------------------------------------------------
FINANCIAL STATEMENTS                          11
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 15
------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                           BACK COVER
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE        BACK COVER
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     98.0%
              Cash & Other Net Assets                     2.0%

              TOP TEN HOLDINGS

              Johnson & Johnson                           4.6%
              ------------------------------------------------
              Dell, Inc.                                  3.9%
              ------------------------------------------------
              Microsoft Corp.                             3.8%
              ------------------------------------------------
              Cisco Systems, Inc.                         3.7%
              ------------------------------------------------
              Abbott Laboratories                         2.8%
              ------------------------------------------------
              PepsiCo, Inc.                               2.8%
              ------------------------------------------------
              Wyeth                                       2.7%
              ------------------------------------------------
              Procter & Gamble Co.                        2.5%
              ------------------------------------------------
              Oracle Corp.                                2.4%
              ------------------------------------------------
              eBay, Inc.                                  2.4%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 31.3%
              ------------------------------------------------
              Health Care                                23.3%
              ------------------------------------------------
              Retailing                                  10.5%
              ------------------------------------------------
              Leisure                                     9.8%
              ------------------------------------------------
              Consumer Staples                            6.3%
              ------------------------------------------------
              Financial Services                          6.1%
              ------------------------------------------------
              Industrial Goods & Services                 4.4%
              ------------------------------------------------
              Special Products & Services                 2.9%
              ------------------------------------------------
              Transportation                              2.3%
              ------------------------------------------------
              Basic Materials                             0.6%
              ------------------------------------------------
              Autos & Housing                             0.5%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

Because the fund is designed for investors with long-term goals, we have provided cumulative as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains. The minimum initial investment is generally $3 million. Shares of the fund are purchased at net asset value. (See Notes to Performance Summary.)

VISIT INSTITUTIONAL.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

----------------
Average annual
----------------

                  Inception date     6-mo      1-yr       3-yr        Life*
-------------------------------------------------------------------------------
                      2/22/00         5.86%     7.46%      -1.15%       -8.49%
-------------------------------------------------------------------------------


Comparative benchmark
-------------------------------------------------------------------------------
Russell 1000 Growth Index#            3.47%     6.30%      -0.18%       -9.59%
-------------------------------------------------------------------------------

----------------
  Cumulative
----------------

-------------------------------------------------------------------------------
                                      5.86%     7.46%      -3.41%      -35.08%
-------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, February 22, 2000, through December 31, 2004.
  Index information is from March 1, 2000.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Growth Index - measures large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004 relating to MFS' revenue sharing settlement with the Securities and Exchange Commission without which the performance would have been lower.

From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to interest rate, currency exchange rate, economic, and political risks.

Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the fund's value may not rise as much as the value of funds that emphasize smaller cap companies.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Growth companies risk is the risk that the prices of growth company securities held by the portfolio, which are the portfolio's principal investment focus, will fall to a greater extent than the overall equity markets due to changing economic, political or market conditions.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July, 1, 2004 through December, 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    7/01/04-
                            Ratio       7/01/04        12/31/04       12/31/04
-------------------------------------------------------------------------------
        Actual              0.55%       $1,000          $1,059          $2.85
        -----------------------------------------------------------------------
        Hypothetical        0.55%       $1,000          $1,022          $2.80
-------------------------------------------------------------------------------
 * 5% fund return per year before expenses.

** Expenses paid is equal to the fund's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 12/31/04
-----------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 98.0%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES         $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                   6,940        $629,389
-----------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                        10,150         446,600
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,075,989
-----------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                             4,220        $256,365
-----------------------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 3.7%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                             17,790      $1,002,822
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                  18,043         869,312
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,872,134
-----------------------------------------------------------------------------------------------------------------------
Biotechnology - 6.6%
-----------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                     13,610        $873,081
-----------------------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                                                   11,400         302,442
-----------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                  6,260         340,794
-----------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                   18,580       1,078,941
-----------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                           12,880         450,671
-----------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                            6,430         296,294
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,342,223
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.5%
-----------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                              22,937        $763,343
-----------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                               3,060         258,019
-----------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                               32,960         640,742
-----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                              7,100         207,817
-----------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                 7,841         285,334
-----------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  22,710         631,338
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,786,593
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                         8,840        $919,714
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                         5,100         304,827
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,224,541
-----------------------------------------------------------------------------------------------------------------------
Business Services - 2.9%
-----------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                    12,660        $508,805
-----------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                               6,290         433,067
-----------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                         15,490         521,084
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,462,956
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                      5,390        $299,415
-----------------------------------------------------------------------------------------------------------------------

Computer Software - 10.5%
-----------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*                                                                        9,940        $129,518
-----------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                       18,040         821,722
-----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                  73,080       1,951,967
-----------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                    90,650       1,243,718
-----------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  15,220         392,067
-----------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                          29,061         829,692
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,368,684
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.9%
-----------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                      47,110      $1,985,215
-----------------------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 3.5%
-----------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                              14,230        $550,701
-----------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                             22,680       1,249,214
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,799,915
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.3%
-----------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                       5,690        $386,294
-----------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                              8,140         570,614
-----------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                               3,100         206,522
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,163,430
-----------------------------------------------------------------------------------------------------------------------
Electronics - 4.5%
-----------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                             13,720        $504,073
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                             13,080         482,914
-----------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                                 5,480         255,258
-----------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                           6,580         255,041
-----------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                   5,200         220,428
-----------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                          23,890         588,172
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,305,886
-----------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.4%
-----------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                        16,330        $735,993
-----------------------------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.8%
-----------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                    26,860      $1,402,092
-----------------------------------------------------------------------------------------------------------------------

Gaming & Lodging - 3.2%
-----------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                   17,870      $1,029,848
-----------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                        10,210         596,264
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,626,112
-----------------------------------------------------------------------------------------------------------------------
General Merchandise - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                     8,330        $409,586
-----------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                     12,740         661,588
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,071,174
-----------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.1%
-----------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                  4,760        $547,400
-----------------------------------------------------------------------------------------------------------------------

Internet - 4.5%
-----------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                      10,580      $1,230,242
-----------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   28,720       1,082,170
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,312,412
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                11,040      $1,076,510
-----------------------------------------------------------------------------------------------------------------------

Medical Equipment - 4.4%
-----------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                           12,450        $776,631
-----------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                  18,250         906,478
-----------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                    12,110         566,627
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,249,736
-----------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 3.1%
-----------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                       62,640        $931,457
-----------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                         20,020         665,064
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,596,521
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 11.2%
-----------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                              31,110      $1,451,281
-----------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                   9,270         526,073
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                36,770       2,331,953
-----------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                            32,790       1,396,526
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,705,833
-----------------------------------------------------------------------------------------------------------------------
Restaurants - 1.1%
-----------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                               11,510        $543,042
-----------------------------------------------------------------------------------------------------------------------

Specialty Stores - 4.9%
-----------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                                                      5,460        $256,347
-----------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                               12,560         746,315
-----------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                 5,830         335,750
-----------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                   4,680         218,696
-----------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                    8,860         314,796
-----------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                    19,200         647,232
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,519,136
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.8%
-----------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                      9,850        $188,529
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                             97,460       1,880,978
-----------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                          4,630         381,605
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,451,112
-----------------------------------------------------------------------------------------------------------------------
Trucking - 2.3%
-----------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                       6,330        $623,442
-----------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                  6,410         547,799
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,171,241
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $45,563,558)                                                                 $49,951,660
-----------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.2%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/03/05,
total to be received $1,121,205 (secured by various
U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                             $1,121,000      $1,121,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $46,684,558)                                                            $51,072,660
-----------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.2)%                                                                        (106,834)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $50,965,826
-----------------------------------------------------------------------------------------------------------------------
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/04
ASSETS

Investments, at value (identified cost, $46,684,558)                                       $51,072,660
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                               684
-----------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                                    868
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                               37,259
-----------------------------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                                             6,803
-----------------------------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                                              18,839
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $51,137,113
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                                         $141,926
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                   715
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                       13
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                          28,633
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $171,287
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $50,965,826
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                            $90,346,392
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and translation of assets
and liabilities in foreign currencies                                                        4,388,161
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                        (43,767,363)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                                    (1,364)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $50,965,826
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           8,083,141
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $50,965,826 / 8,083,141 shares of beneficial interest outstanding)                                       $6.31
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 12/31/04
NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                    $645,216
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                       18,887
-----------------------------------------------------------------------------------------------------------------------------
  Other#                                                                                          6,803
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $670,906
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                               $306,992
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                          4,509
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                     3,101
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                              1,770
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                  15,387
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                        1,771
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                  19,529
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                      1,803
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                  20,158
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $375,020
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                           (1,100)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                                                  (150,243)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $223,677
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $447,229
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments (identified costs basis)                                                   $6,777,742
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                               $(6,903,652)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                        19
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(6,903,633)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                         $(125,891)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $321,338
-----------------------------------------------------------------------------------------------------------------------------

# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                             12/31/04                 6/30/04
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
Net investment income                                                                        $447,229                $652,621
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     6,777,742              38,676,511
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                 (6,903,633)            (14,155,795)
---------------------------------------------------------------------------------       -------------           -------------
Change in net assets from operations                                                         $321,338             $25,173,337
---------------------------------------------------------------------------------       -------------           -------------
Distributions declared to shareholders from net investment income                           $(656,560)              $(717,883)
---------------------------------------------------------------------------------       -------------           -------------
Change in net assets from fund share transactions                                        $(79,238,308)           $(85,535,861)
---------------------------------------------------------------------------------       -------------           -------------
Total change in net assets                                                               $(79,573,530)           $(61,080,407)
---------------------------------------------------------------------------------       -------------           -------------

NET ASSETS

At beginning of period                                                                   $130,539,356            $191,619,763
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in excess of net investment income of $1,364 and accumulated undistributed net
investment income of $207,967, respectively)                                             $50,965,826            $130,539,356
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                               SIX MONTHS                       YEARS ENDED 6/30
                                                 ENDED          -------------------------------------------------   PERIOD ENDED
                                                12/31/04           2004          2003          2002          2001     6/30/00*
                                              (UNAUDITED)

Net asset value, beginning of period             $6.03           $5.41         $5.46         $7.44         $9.88       $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                         $0.06           $0.02         $0.02         $0.02         $0.04        $0.03
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                  0.29            0.62         (0.05)        (1.98)        (2.40)       (0.15)
------------------------------------------------------            ----          ----          ----          ----         ----
Total from investment operations                 $0.35           $0.64        $(0.03)       $(1.96)       $(2.36)      $(0.12)
------------------------------------------------------            ----          ----          ----          ----         ----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                      $(0.07)         $(0.02)       $(0.02)       $(0.02)       $(0.02)         $--
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency
transactions                                        --              --            --            --         (0.06)          --
------------------------------------------------------            ----          ----          ----          ----         ----
Total distributions declared to shareholders    $(0.07)         $(0.02)       $(0.02)       $(0.02)       $(0.08)         $--
------------------------------------------------------            ----          ----          ----          ----         ----
Net asset value, end of period                   $6.31           $6.03         $5.41         $5.46         $7.44        $9.88
------------------------------------------------------            ----          ----          ----          ----         ----
Total return (%)&                                 5.86++^       11.80         (0.60)       (26.44)       (24.07)       (1.20)++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                        0.55+           0.55          0.55          0.55          0.56         0.57+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                             1.10+           0.30          0.35          0.27          0.47         0.96+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              50             119           213           217           314           98
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)      $50,966        $130,539      $191,620      $180,275      $113,893      $15,242
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all the fund's operating expenses, exclusive of management fees in excess of 0.05% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                     $0.04           $0.00+++      $0.00+++     $(0.00)+++     $0.01       $(0.01)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        0.92+           0.84          0.87          0.88          0.90         1.87+
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      0.73+           0.01          0.03         (0.06)         0.13        (0.34)+
------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, February 22, 2000, through June 30, 2000.
  + Annualized
 ++ Not annualized.
+++ Per share amount is less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non- recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Institutional Large Cap Growth Fund (the fund) is a diversified series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2004, there were no securities on loan.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended December 31, 2004, the fund's custodian fees were reduced by $259 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended December 31, 2004, the fund's miscellaneous expenses were reduced by $841 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions.

The tax character of distributions declared for the years ended June 30, 2004 and June 30, 2003 was as follows:

                                              6/30/04         6/30/03
           Distributions declared from:
           ------------------------------------------------------------
           Ordinary income                   $717,883        $539,976
           ------------------------------------------------------------

As of June 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income             $207,967
              --------------------------------------------------
              Capital loss carryforward              (46,472,222)
              --------------------------------------------------
              Unrealized appreciation                  7,218,911
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on June 30, 2010, $(8,179,279) and June 30, 2011 $(38,292,943).

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended December 31, 2004 were an effective rate of 0.50% of average daily net assets on an annualized basis. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management fees such that the fund's other expenses do not exceed 0.05% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $6,803, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                            0.0175%
              --------------------------------------------------
              Next $2.5 billion                           0.0130%
              --------------------------------------------------
              Next $2.5 billion                           0.0005%
              --------------------------------------------------
              In excess of $7 billion                     0.0000%
              --------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                           0.01120%
              --------------------------------------------------
              Next $2.5 billion                          0.00832%
              --------------------------------------------------
              Next $2.5 billion                          0.00032%
              --------------------------------------------------
              In excess of $7 billion                    0.00000%
              --------------------------------------------------

For the six months ended December 31, 2004, the fund paid MFS $1,770 equivalent to 0.0043% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.0075%, which amounted to $3,064 for the six months ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $4 for the six months ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $40,840,873 and $117,343,421, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

           Aggregate cost                                $50,757,441
           ---------------------------------------------------------
           Gross unrealized appreciation                  $1,031,913
           ---------------------------------------------------------
           Gross unrealized depreciation                    (716,694)
           ---------------------------------------------------------
           Net unrealized appreciation (depreciation)       $315,219
           ---------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                        Six months ended 12/31/04             Year ended 6/30/04
                                                         SHARES           AMOUNT           SHARES            AMOUNT

Shares sold                                                  49,462         $156,014       12,014,105       $66,660,559
-----------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
of distributions                                             55,304          474,807          113,206           671,313
-----------------------------------------------------------------------------------------------------------------------
Shares reacquired                                       (13,670,036)     (79,869,129)     (25,924,904)     (152,867,733)
-----------------------------------------------------------------------------------------------------------------------
Net change                                              (13,565,270)    $(79,238,308)     (13,797,593)     $(85,535,861)
-----------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended December 31, 2004 was $216, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended December 31, 2004.

(7) REDEMPTION IN-KIND

The fund paid redemption proceeds by several distributions in-kind of portfolio securities. The redeeming shareholders received a pro rata share of each of the securities held by the fund. Transactions were as follows:

                                                     REALIZED GAIN
                 DATE OF                           ATTRIBUTABLE TO
              REDEMPTION                VALUE           REDEMPTION

                07/22/04          $23,555,891           $2,050,761
         ---------------------------------------------------------
                08/04/04           $8,509,372             $560,222
         ---------------------------------------------------------
                09/01/04          $15,264,053             $929,984
         ---------------------------------------------------------
                10/08/04           $6,433,201             $499,405
         ---------------------------------------------------------
                10/29/04           $6,420,149             $566,515
         ---------------------------------------------------------
                12/01/04           $8,890,541             $990,198
         ---------------------------------------------------------
                12/16/04          $10,566,510           $1,202,758
         ---------------------------------------------------------

(8) SIGNIFICANT SHAREHOLDERS

Four shareholders hold more than 10% of the outstanding voting shares of the fund, comprising 94.69% of the outstanding shares at December 31, 2004.

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C)2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                            ILC-SEM-02/05

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: February 24, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: February 24, 2005
      -----------------

By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.